Capital Stock and Changes in Capital Accounts, detail (Details) - Executive Management And Non-Executive Directors - Restricted Stock [Member] - $ / shares		6 Months Ended
	Feb. 25, 2022	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Non vested restricted common stock, beginning balance		9,514,649	2,423,012
Granted	1,470,000	1,470,000	8,260,000
Vested		(3,118,060)	(1,168,363)
Non vested restricted common stock, ending balance		7,866,589	9,514,649
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted Average Grant Date Fair Value, beginning balance		$ 2.83	$ 2.95
Weighted Average Grant Date Fair Value, Granted		4.15	2.85
Weighted Average Grant Date Fair Value, Vested		2.86	3.20
Weighted Average Grant Date Fair Value, ending balance		$ 3.07	$ 2.83